RISKS AND UNCERTAINTIES	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
RISKS AND UNCERTAINTIES

NOTE 5 – RISKS AND UNCERTAINTIES

Currency Risk

The Company operates primarily in Brazil which exposes it to currency risks. The Company’s business activities may generate intercompany receivables or payables that are in a currency other than the functional currency of the Company. Changes in exchange rates from the time the activity occurs to the time payments are made may result in the Company receiving either more or less in local currency than the local currency equivalent at the time of the original activity.

The Company’s condensed consolidated financial statements are denominated in U.S. dollars. Accordingly, changes in exchange rates between the applicable foreign currency and the U.S. dollar affect the translation of each foreign subsidiary’s financial results into U.S. dollars for purposes of reporting in the condensed consolidated financial statements. The Company’s foreign subsidiaries translate their financial results from the local currency into U.S. dollars in the following manner: (a) income statement accounts are translated at average exchange rates for the period; (b) balance sheet asset and liability accounts are translated at end of period exchange rates; and (c) equity accounts are translated at historical exchange rates. Translation in this manner affects the shareholders’ equity account referred to as the foreign currency translation adjustment account. This account exists only in the foreign subsidiaries’ U.S. dollar balance sheets and is necessary to keep the foreign subsidiaries’ balance sheets in agreement.